Separation from Cash America	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Separation from Cash America

1. Separation from Cash America

On April 10, 2014, the Board of Directors of Cash America International, Inc., or (“Cash America”), authorized management to review potential strategic alternatives, including a tax-free spin-off, for the separation of Enova International, Inc. and its subsidiaries (collectively, the “Company”). After evaluating alternatives for the Company, Cash America’s management recommended that Cash America’s Board of Directors pursue a tax-free spin-off for the separation. On October 22, 2014, after receiving a private letter ruling from the Internal Revenue Service, an opinion from Cash America’s tax counsel and a solvency opinion from an independent financial advisor, Cash America’s Board of Directors approved the spin-off. The distribution of approximately 80% of the Company’s outstanding common stock occurred at 12:01 am ET on November 13, 2014 (the “Spin-off”). Cash America’s shareholders received 0.915 shares of the Company’s stock for every one share of Cash America common stock held at the close of business November 3, 2014, which was the record date for the distribution. Following the Spin-off, the Company became an independent, publicly traded company, and the Company’s shares of common stock are listed on the New York Stock Exchange under the symbol “ENVA.”

Since 2011, the Company has owned all of the assets and incurred all of the liabilities related to Cash America’s e-commerce business, with some limited exceptions, in which case such assets were transferred to the Company and such liabilities were assumed by the Company pursuant to a Separation and Distribution Agreement upon completion of the Spin-off. On the Spin-off date, the Company entered into several other agreements with Cash America that govern the relationship between the Company and Cash America after completion of the Spin-off and provide for the allocation between the Company and Cash America of various assets, liabilities, rights and obligations (including insurance and tax-related assets and liabilities). The Company’s guarantees of Cash America’s long-term indebtedness were also released in connection with the Spin-off. These agreements also include arrangements with respect to transitional services to be provided by Cash America to the Company and vice versa.